Cash Management Agreement with Affiliate (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Management Fee, Description	RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.
Cash and Cash Equivalents, at Carrying Value	$ 1,301,182	$ 8,659,507
Financial Instruments, Owned, Principal Investments, at Fair Value	1,465,195	11,003,681
Noninterest Expense Investment Advisory Fees	$ 28,101	$ 51,521	$ 62,625